GOING CONCERN (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 14,066,269	$ 13,475,848	$ 11,356,142